Apr. 30, 2020
The Cook & Bynum Fund
The Cook & Bynum Fund
Cook & Bynum Funds Trust
(the “Trust”)

The Cook & Bynum Fund (the “Fund”)

Supplement dated April 30, 2020 to the Prospectus dated January 28, 2020

The disclosure under “Principal Risks—Market Risk” in the “The Cook & Bynum Fund Summary” section on page 4 of the Fund’s prospectus is deleted and replaced with the following:

Principal Risks

•
Market Risk: Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.  Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests.  There is risk that these and other factors may adversely affect the Fund’s performance.

Please retain this supplement for future reference.